Schedule of Assets and Liabilities of Discontinued Operations (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 1	$ 0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 2	4,499,343
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 3	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 4	780,328
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 5	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 6	17,027,082
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 7	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 8	2,426,697
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 9	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 10	109,406
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 11	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 12	1,459,415
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 13	13,272,186
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 14	4,047,405
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 15	13,272,186
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 16	30,349,676
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 17	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 18	2,648,378
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 19	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 20	3,881,787
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 21	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 22	11,965,326
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 23	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 24	12,014,413
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 25	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 26	745,275
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 27	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 28	31,255,179
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 29	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 30	10,860,974
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 31	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 32	11,370,469
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 33	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 34	495,444
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 35	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 36	1,570,911
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 37	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 38	2,078,685
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 39	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 40	2,237,657
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 41	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 42	375,430
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 43	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 44	28,989,570
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 45	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 46	213,186
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 47	0
Discontinued Operations Schedule Of Assets And Liabilities Of Discontinued Operations 48	$ 213,186